CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 443	$ 0
Accounts receivable, net	6,605	1,888
Inventories	3,651	1,849
Prepaid expenses and other current assets	1,838	1,083
Total current assets	12,537	4,820
Bottles, net	2,505	1,997
Property and equipment, net	34,890	14,321
Intangible assets, net	11,039	1,077
Goodwill	77,415	0
Other assets	1,225	153
Total assets	139,611	22,368
Current liabilities:
Accounts payable	4,547	2,756
Accrued expenses and other current liabilities	2,923	4,144
Current portion of long-term debt, capital leases and notes payable	11	426
Total current liabilities	7,481	7,326
Long-term debt, capital leases and notes payable, net of current portion	17,945	14,403
Other long-term liabilities	748	1,048
Total liabilities	26,174	22,777
Stockholders' (deficit) equity
Common stock, $0.001 par value - 70,000 shares authorized, 1,453 and 19,021 shares issued and outstanding at December 31, 2009 and 2010, respectively	19	1
Additional paid-in capital	220,125	86,737
Common stock warrants	6,966	3,797
Accumulated deficit	(113,723)	(90,999)
Accumulated other comprehensive income	50	0
Total stockholders' (deficit) equity	113,437	(409)
Total liabilities and stockholders' (deficit) equity	139,611	22,368
Series A Preferred Stock [Member]
Stockholders' (deficit) equity
Preferred stock, $0.001 par value - 65,000 shares authorized	0	19
Series B Preferred Stock [Member]
Stockholders' (deficit) equity
Preferred stock, $0.001 par value - 65,000 shares authorized	0	23
Series C Preferred Stock [Member]
Stockholders' (deficit) equity
Preferred stock, $0.001 par value - 65,000 shares authorized	$ 0	$ 13